Commitments and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Other (expense) income	$ (2,454)	$ (51,373)	$ 1,561
Restricted cash – current	53,689	38,329	22,326	$ 10,145
Working capital surplus (deficit)	118,600
Long-term debt, current maturities	393,065	135,901
Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Estimated tax indemnification	$ 6,100	6,600
Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	2
Settlement proposal with HMRC related to deductibility of certain related party transactions in 2010 | Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Provision			1,600
Teekay Nakilat Joint Venture
Property, Plant and Equipment [Line Items]
Other (expense) income		53,000
Restricted cash – current		7,000
Lessor cash payments		$ 56,000
Teekay Tangguh Joint Venture | Settlement proposal with HMRC related to deductibility of certain related party transactions in 2010
Property, Plant and Equipment [Line Items]
Provision			$ 1,100
Teekay Nakilat Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	3
Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	2
Time charter in contract	20 years
Length of charter contract (in years)	20 years
Teekay Tangguh Joint Venture | Teekay LNG
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	70.00%
Teekay Tangguh Joint Venture | Teekay LNG | Settlement proposal with HMRC related to deductibility of certain related party transactions in 2010
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			70.00%